Fair value measurements - Additional information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Apr. 01, 2020
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Differences between the fair value of the aggregate unpaid principal balance (which is contractually principally protected) of loans and receivables, more (less) than the principal balance of such loans and receivables	¥ 267,000	¥ 219,000
Differences between the fair value of the aggregate unpaid principal balance (which is contractually principally protected) of long-term borrowings more (less) than the principal balance of such long-term borrowings	212,000	¥ 45,000
The amount of loans and receivables with fair value options that are past due for 90 days or more	¥ 278,000
Concentrations of credit risk, percentage	16.00%	15.00%
Cumulative adjustment to retained earnings accumulated deficit	¥ 1,606,987	¥ 1,533,713
Accounting Standards Update 2016-13 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Adjustment to carrying value of loans and leases receivables			¥ (9,774)
Adjustment to loan commitements			5,888
Cumulative adjustment to retained earnings accumulated deficit			¥ (15,662)
Investments in and advances to affiliated companies [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Asset impairment charges		¥ 47,661
American Century Companies, Inc. [Member]
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Percentage of economic interest	39.21%	39.27%